EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2017
Per share data:
Schedule of Basic and Diluted Earnings Per Share

	2017	2016	2015
Weighted-average common shares issued	3,805,636	3,805,636	3,805,636
Average treasury stock shares	(1,795,615)	(1,766,468)	(1,755,194)
Average unallocated ESOP shares	(136,231)	(128,630)	(108,570)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,873,790	1,910,538	1,941,872
Additional common stock equivalents (stock options) used to calculate diluted earnings per share	—	—	—

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,873,790	1,910,538	1,941,872